Note 5 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Sep. 30, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Trade payables	$ 1,511,719	$ 1,101,757
Tax late filing penalty	188,854	0
Advance royalty payable	372,439	301,967
Accrued liabilities	289,031	91,484
Due to related parties (Note 8)	233,358	86,980
Trade payables	$ 2,595,401	$ 1,582,188